Stock-based Activity (Details 2)	6 Months Ended
Jun. 30, 2016 $ / shares shares
Shares
Nonvested at beginning of period | shares	2,300,850
Granted | shares	0
Vested | shares	(726,952)
Forfeited | shares	0
Nonvested at end of period | shares	1,573,898
Weighted Average Grant-Date Fair Value
Nonvested at beginning of period | $ / shares	$ 2.28
Granted | $ / shares	0
Vested | $ / shares	2.30
Forfeited | $ / shares	0
Nonvested at end of period | $ / shares	$ 2.28